FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Transfers between levels 1, 2 or 3 fair value measurements	$ 0	$ 0
Borrowing
Financial instruments
Fair value	104
Payable in respect of intangible asset purchase
Financial instruments
Fair value	$ 25